Earnings Per Share - Schedule of Anti-Dilutive Shares (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Anti-Dilutive Shares [Line Items]
Total	4,545,456	5,020,007	4,545,456	5,003,887
Public Warrants [Member]
Schedule of Anti-Dilutive Shares [Line Items]
Total		4,600,000		4,600,000
Private Warrants [Member]
Schedule of Anti-Dilutive Shares [Line Items]
Total		212,240		212,240
Other Warrants [Member]
Schedule of Anti-Dilutive Shares [Line Items]
Total		157,767		157,767
RDO Warrants [Member]
Schedule of Anti-Dilutive Shares [Line Items]
Total	4,545,456		4,545,456
AMI Warrants [Member]
Schedule of Anti-Dilutive Shares [Line Items]
Total		50,000		33,880